FINANCIAL INSTRUMENTS - Fair value measurements (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Liabilities at FVTPL	$ 178,705	$ 133,553
No transfers from Level 1 into Level 2	0	0	$ 0
No transfers from Level 2 into Level 1	0	0	$ 0
Other Current liabilities
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Liabilities at FVTPL	120,820	80,107
Other Current liabilities | income approach - discounted cash flow | Silent Partners | Level 3
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Liabilities at FVTPL	120,820
Other non-current liabilities
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Liabilities at FVTPL	57,885	133,553
Other non-current liabilities | income approach - discounted cash flow | Silent Partners | Level 3
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Liabilities at FVTPL		$ 80,107
Discount rate		6.00%	7.00%
Other non-current liabilities | income approach - discounted cash flow | JAML | Level 3
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Liabilities at FVTPL	$ 1,253	$ 829
Discount rate	6.00%	6.00%
Sensitivity analysis, assumed increase in interest rate (as a percent)	5.00%	5.00%
Decrease in carrying amount of other non- current liabilities	$ 32	$ 22
Sensitivity analysis, estimated increase in electricity income	5.00%	5.00%
Increase in carrying amount of other current liabilities	$ 63	$ 40
Other non-current liabilities | income approach - discounted cash flow | Hudson | Level 3
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Liabilities at FVTPL	$ 55,426	$ 51,143
Discount rate	10.80%	10.80%
Sensitivity analysis, assumed increase in interest rate (as a percent)	5.00%	5.00%
Decrease in carrying amount of other non- current liabilities	$ 510	$ 194
Other non-current liabilities | income approach - discounted cash flow | Counterparty One | Level 2
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Held for trading derivatives not designated in hedge accounting	1,064	1,225
Other non-current liabilities | income approach - discounted cash flow | Counterparty Two | Level 2
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Held for trading derivatives not designated in hedge accounting	$ 64	$ 139